Business Combinations - IHS Kuwait Limited (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2023 item	Sep. 30, 2022 item	Oct. 31, 2021 item	Apr. 30, 2021 item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2020 item
IHS Kuwait acquisition of towers in Kuwait
Business Combinations
Number of Towers Acquired | item	101	43	126	67	101	43
Remaining towers yet to acquired | item					121
Percentage of interest in net assets acquired					70.00%	70.00%
Gross consideration					$ 6,408	$ 2,729
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW					(1,922)	(819)
Net consideration for 70% controlling interest in the acquired towers					4,486	1,910
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment					5,576	1,032
Customer related assets					2,224	1,947
Network-related assets					766	671
Trade and other payables					(2,158)	(921)
Total identifiable net assets acquired (at 100%)					6,408	2,729
Non-controlling interest portion of above at 30%					$ 1,922	$ 819
Percentage of net assets acquired (liabilities assumed) as disclosed in the acquisition analysis					100.00%	100.00%
Zain Kuwait | IHS GCC Limited
Business Combinations
Subscribed percentage of ownership interests in counterparty					30.00%		30.00%
IHS Kuwait Limited
Business Combinations
Towers to be acquired | item							1,620
Number of Towers Acquired | item							1,162